Accounting Policies - Summary of Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018 (Detail) - In accordance with IFRS 9 [member] € in Billions	Jan. 01, 2018 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Loan loss provisions1	€ 0.6
Investment portfolio2	0.6
Mortgages held in HtC&S portfolio3	0.2
Total Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018	€ 1.0
Percentage of impact on fully loaded CET 1 ratio	(0.20%)